Non-controlling (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Equity	$ 14,044	$ 16,642	$ 16,669	$ 18,509
Total comprehensive losses	106	133	94
Total Revenue	22,090	22,465	23,002
(Loss)/profit after tax	2,050	2,868	3,406
Other comprehensive income	(1,059)	639	(1,778)
Total comprehensive income for the period	991	3,507	1,628
Non-current assets	45,060	50,204	49,264
Current assets	15,591	13,150	13,262
Total assets	60,651	63,354	62,526
Current liabilities	16,292	16,383	15,256
Total liabilities	46,607	46,712	45,857
Net assets	14,044	16,642	16,669
Net cash inflow/(outflow) from operating activities	2,618	3,578	4,145
Net cash (outflow)/inflow from investing activities	963	(2,328)	(3,969)
Acerta Pharma
Disclosure of subsidiaries [line items]
Equity	1,567	1,676	1,808
Total comprehensive losses	109	132	95
(Loss)/profit after tax	(9)	412	(212)
Total comprehensive income for the period	(9)	412	(212)
Non-current assets	16	3	73
Current assets	526	904	79
Total assets	542	907	152
Current liabilities	63	417	171
Total liabilities	63	417	171
Net assets	479	490	(19)
Net cash inflow/(outflow) from operating activities	7	5	(223)
Net cash (outflow)/inflow from investing activities	(4)		139
Increase/(decrease) in cash and cash equivalents in the year	$ 3	$ 5	$ (84)